UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of filing): August 8, 2019

GFG 2014-1 LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-01721

Central Index Key Number of securitizer: 0001628990

Brian Robinson, (203) 742-1471

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), GFG 2014-1 LLC, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice that its duty to file periodic reports pursuant to Rule 15Ga-1 has terminated.

July 31, 2019 was the date of the last payment on the last asset-backed security issued by GFG 2014-1 LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GFG 2014-1 LLC

	By:	/s/ Brian Robinson
Name: Brian Robinson
Title: President

Date: August 8, 2019

3